Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.06270%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,377,014.23

Principal:
Principal Collections	$17,911,665.89
Prepayments in Full	$9,010,020.24
Liquidation Proceeds	$504,651.93
Recoveries	$118,506.80
Sub Total	$27,544,844.86
Collections	$29,921,859.09

Purchase Amounts:
Purchase Amounts Related to Principal	$312,839.78
Purchase Amounts Related to Interest	$1,957.44
Sub Total	$314,797.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,236,656.31

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,236,656.31
Servicing Fee	$453,186.89	$453,186.89	$0.00	$0.00	$29,783,469.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,783,469.42
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,783,469.42
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,783,469.42
Interest - Class A-3 Notes	$1,133,649.50	$1,133,649.50	$0.00	$0.00	$28,649,819.92
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$28,285,019.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,285,019.92
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$28,085,050.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,085,050.67
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$27,939,908.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,939,908.09
Regular Principal Payment	$25,523,366.81	$25,523,366.81	$0.00	$0.00	$2,416,541.28
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,416,541.28
Residual Released to Depositor	$0.00	$2,416,541.28	$0.00	$0.00	$0.00
Total		$30,236,656.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,523,366.81
Total					$25,523,366.81

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,523,366.81	$50.05	$1,133,649.50	$2.22	$26,657,016.31	$52.27
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$25,523,366.81	$16.16	$1,843,561.33	$1.17	$27,366,928.14	$17.33

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$292,554,710.02	0.5736367	$267,031,343.21	0.5235909
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$467,494,710.02	0.2960814	$441,971,343.21	0.2799165

Pool Information
Weighted Average APR	5.312%	5.341%
Weighted Average Remaining Term	35.64	34.93
Number of Receivables Outstanding	25,177	24,361
Pool Balance	$543,824,271.84	$515,494,310.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$503,283,660.47	$477,335,344.23
Pool Factor	0.3139560	0.2976008

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$38,158,965.83
Targeted Overcollateralization Amount	$73,522,966.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,522,966.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		98	$590,783.94
(Recoveries)		80	$118,506.80
Net Loss for Current Collection Period			$472,277.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0421%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0444%
Second Prior Collection Period			0.4177%
Prior Collection Period			0.5671%
Current Collection Period			1.0700%
Four Month Average (Current and Prior Three Collection Periods)			0.7748%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,297	$13,784,776.37
(Cumulative Recoveries)			$2,089,667.16
Cumulative Net Loss for All Collection Periods			$11,695,109.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6752%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,001.21
Average Net Loss for Receivables that have experienced a Realized Loss			$5,091.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.41%	241	$7,287,086.66
61-90 Days Delinquent	0.22%	30	$1,152,027.64
91-120 Days Delinquent	0.07%	9	$354,117.09
Over 120 Days Delinquent	0.10%	20	$498,028.83
Total Delinquent Receivables	1.80%	300	$9,291,260.22

Repossession Inventory:
Repossessed in the Current Collection Period		22	$661,715.41
Total Repossessed Inventory		34	$1,181,819.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2885%
Prior Collection Period			0.3098%
Current Collection Period			0.2422%
Three Month Average			0.2802%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3888%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	30

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	76	$2,402,763.32
2 Months Extended	130	$3,981,015.17
3+ Months Extended	28	$853,709.23

Total Receivables Extended	234	$7,237,487.72
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer